SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2025
SEGMENT REPORTING
Schedule of segment information

	For the Years ended September 30, 2025
	Diversified
	Pharmaceutical
	and Allied		Insurance
	Products	AI Solutions	Business	Total
Revenue	$23,591,893	3,362,732	10,964,800	37,919,425
Cost of revenue	20,896,423	1,868,683	8,842,860	31,607,966
Gross profit	$2,695,470	1,494,049	2,121,940	6,311,459
Depreciation and amortization	$1,393,233	66,913	3,044	1,463,190
Capital expenditures	$2,030,607	141,390	14,907	2,186,904

	For the Years ended September 30, 2024
	Diversified
	Pharmaceutical
	and Allied		Insurance
	Products	AI Solutions	Business	Total
Revenue	$25,097,951	$—	—	$25,097,951
Cost of revenue	20,983,196	—	—	20,983,196
Gross profit	$4,114,755	$—	—	$4,114,755
Depreciation and amortization	$1,237,230	$—	—	$1,237,230
Capital expenditures	$3,931,471	$—	—	$3,931,471

	For the Years ended September 30, 2023
	Diversified
	Pharmaceutical
	and Allied		Insurance
	Products Diversified	AI Solutions	Business	Total
Revenue	$46,471,478	$—	—	$46,471,478
Cost of revenue	44,719,984	—	—	44,719,984
Gross profit	$1,751,494	$—	—	$1,751,494
Depreciation and amortization	$1,143,064	$—	—	$1,143,064
Capital expenditures	$3,714,089	$—	—	$3,714,089